Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
GOODWILL	NOTE 8: GOODWILL Goodwill as of December 31, 2014 and December 31, 2013 amounted to:
Balance at January 1, 2013	$1,579

Balance at December 31, 2013	$1,579

Balance at December 31, 2014	$1,579